INSTALLMENT LOAN PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Installment Loan Payable Details
Installment loan payable	$ 32,757	$ 46,667
Installment loan monthly payment	955	972
Monthly payments being made to pay off loan in six months	$ 6,955
Pay loan off in six month period		$ 7,778